DBX ETF TRUST

db X-trackers MSCI Canada Hedged Equity Fund

(the "Fund")

Important Notice Regarding Change in Investment Policy

Supplement to the Prospectus and Statement of Additional Information

dated March 28, 2013 to the currently effective

Prospectus and Statement of Additional Information

dated September 28, 2012

Effective May 31, 2013, the name of the Fund will change to db X-trackers MSCI Germany Hedged Equity Fund and the Fund's ticker symbol will change to DBGR. At that time, the Fund will change its current policy of seeking investment results that correspond generally to the performance, before fees and expenses, of the MSCI Canada US Dollar Hedged Index. Instead, the Fund will seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI Germany US Dollar Hedged Index (the "MSCI Germany Index"). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval. So long as and to the extent it is required by applicable law, the Fund will not change its new policy to seek investment results that correspond generally to the performance, before the Fund's fees and expenses, of the MSCI Germany Index, unless it provides shareholders with at least 60 days' written notice of such change.